Deposits - Summary of Deposit Balances, by Type (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Banking And Thrift [Abstract]
Demand deposits	$ 255,639	$ 204,079
NOW deposits	210,277	180,629
Money market deposits	847,360	606,861
Regular savings and other deposits	259,608	245,634
Total non-certificate accounts	1,572,884	1,237,203
Term certificates less than $100,000	296,525	300,648
Term certificates $100,000 and greater	379,191	327,582
Total term certificates	675,716	628,230
Total deposits	$ 2,248,600	$ 1,865,433